Business Combinations (Details Narrative) - USD ($)	Oct. 22, 2020	Jan. 02, 2020	Nov. 02, 2019	Aug. 19, 2019	May 08, 2019	Dec. 31, 2020
Adjustment to inventory						$ 9,800,000
Payment with cash during acquisition				$ 9,300,000
Promissory notes				$ 4,200,000
Interest rate				5.00%		8.00%
Tangible Assets [Member]
Purchase price			$ 1,400,000
Intangible Assets [Member]
Purchase price			6,200,000
Goodwill [Member]
Purchase price			$ 2,100,000
MediFarm LLC [Member]
Purchase price				$ 13,500,000	$ 10,000,000
Future net profits, description		In consideration of the services performed, the company will be entitled to 85% of the future net profits of the Reno Dispensary. In the event of a loss, the company will be responsible for all future shortfalls. MediFarm' s 15% interest in the future net income of the Reno Dispensary will be applied to the selling price of related asset sale.
Terra Tech Corp [Member]
Purchase price	$ 8,332,096
Conversion of stock, shares	8,332,096